GENERAL AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Schedule of impact to consolidated results of operations due to change in estimated useful life
This change had the effect of reducing cost of revenue, net loss, net loss attributable to common stockholders and net loss per share in its consolidated results of operations as follows:

Year Ended December 31, 2013
Cost of revenue	$6,732
Net loss	$5,520
Net loss attributable to common stockholders	$5,520
Net loss per share (basic and diluted)	$0.25